The Company and Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details)		6 Months Ended		12 Months Ended
	Oct. 23, 2025	Jun. 30, 2025 shares	Jun. 30, 2024 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)				18,159,314	1,232,126
Subsequent Event
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stockholders' equity note, stock split, conversion ratio	3
Common stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)		35,346,953	7,963,212	9,421,526	140,688
Potential shares from Pre-Paid Advance
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)		0	3,875,446	5,663,743	0
Merger consideration earnout shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)		2,000,000	3,000,000	2,000,000	0
Potential shares from Cable Car Loan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)		0	250,000	250,000	0
Potential shares from convertible notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)		86,351	82,417	84,400	236,871
Contingently issuable shares to GigCapital5 stockholders
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)		1,106,978	0	0	437,964
Options outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)		38,540,282	15,171,075	739,645	416,603